UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

August 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Growth Opportunities Fund

Semiannual Report

August 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2014

Eaton Vance

Focused Growth Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	18

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Performance1,2

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	7.87%	28.73%	—	13.53%
Class A with 5.75% Maximum Sales Charge	—	—	1.67	21.31	—	11.62
Class C at NAV	03/07/2011	03/07/2011	7.44	27.77	—	12.66
Class C with 1% Maximum Sales Charge	—	—	6.44	26.77	—	12.66
Class I at NAV	03/07/2011	03/07/2011	8.05	29.06	—	13.84
Russell 1000 Growth Index	—	—	7.17%	26.29%	17.81%	15.48%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.72%	2.47%	1.47%
Net				1.05	1.80	0.80

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Apple, Inc.	5.7%
Google, Inc., Class C	5.3
Avago Technologies, Ltd.	3.7
Gilead Sciences, Inc.	3.7
Citigroup, Inc.	3.5
Priceline Group, Inc. (The)	3.4
Amgen, Inc.	3.4
Amazon.com, Inc.	3.4
Caterpillar, Inc.	3.3
Facebook, Inc., Class A	3.1
Total	38.5%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Endnotes and Additional Disclosures

[1]

Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 – August 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period* (3/1/14 – 8/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,078.70	$6.18	**	1.18%
Class C	$1,000.00	$1,074.40	$10.09	**	1.93%
Class I	$1,000.00	$1,080.50	$4.88	**	0.93%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$6.01	**	1.18%
Class C	$1,000.00	$1,015.50	$9.80	**	1.93%
Class I	$1,000.00	$1,020.50	$4.74	**	0.93%

Effective July 1, 2014, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period* (3/1/14 – 8/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,078.70	$5.50	**	1.05%
Class C	$1,000.00	$1,074.40	$9.41	**	1.80%
Class I	$1,000.00	$1,080.50	$4.20	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.35	**	1.05%
Class C	$1,000.00	$1,016.10	$9.15	**	1.80%
Class I	$1,000.00	$1,021.20	$4.08	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2014.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value

Auto Components — 2.3%
Dana Holding Corp.	23,512	$546,184

		$546,184

Banks — 5.5%
Citigroup, Inc.	16,390	$846,544
Regions Financial Corp.	47,255	479,638

		$1,326,182

Biotechnology — 12.2%
Amgen, Inc.	5,924	$825,687
Biogen Idec, Inc.(1)	2,164	742,339
Celgene Corp.(1)	5,289	502,561
Gilead Sciences, Inc.(1)	8,335	896,679

		$2,967,266

Building Products — 2.3%
Armstrong World Industries, Inc.(1)	9,877	$569,705

		$569,705

Chemicals — 2.8%
Ecolab, Inc.	3,441	$395,095
Monsanto Co.	2,529	292,479

		$687,574

Communications Equipment — 5.1%
F5 Networks, Inc.(1)	5,564	$690,993
QUALCOMM, Inc.	7,223	549,670

		$1,240,663

Consumer Finance — 1.0%
Discover Financial Services	3,870	$241,372

		$241,372

Energy Equipment & Services — 2.9%
FMC Technologies, Inc.(1)	11,511	$711,840

		$711,840

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	4,775	$578,157
United Natural Foods, Inc.(1)	3,761	241,795

		$819,952

Security	Shares	Value

Food Products — 2.7%
Mondelez International, Inc., Class A	17,929	$648,850

		$648,850

Health Care Equipment & Supplies — 4.4%
Cooper Cos., Inc. (The)	2,554	$416,379
Medtronic, Inc.	10,079	643,544

		$1,059,923

Internet & Catalog Retail — 6.8%
Amazon.com, Inc.(1)	2,429	$823,528
Priceline Group, Inc. (The)(1)	666	828,711

		$1,652,239

Internet Software & Services — 8.4%
Facebook, Inc., Class A(1)	10,016	$749,397
Google, Inc., Class C(1)	2,247	1,284,385

		$2,033,782

Leisure Products — 2.7%
Brunswick Corp.	15,516	$667,188

		$667,188

Machinery — 7.5%
Caterpillar, Inc.	7,347	$801,337
Donaldson Co., Inc.	11,852	496,125
Wabtec Corp.	6,184	515,498

		$1,812,960

Media — 2.1%
Walt Disney Co. (The)	5,534	$497,396

		$497,396

Oil, Gas & Consumable Fuels — 1.2%
Devon Energy Corp.	3,868	$291,725

		$291,725

Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A	6,464	$496,629

		$496,629

Pharmaceuticals — 1.8%
Roche Holding AG ADR	11,748	$428,919

		$428,919

5	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 5.8%
Avago Technologies, Ltd.	11,061	$907,998
Teradyne, Inc.	24,541	505,299

		$1,413,297

Software — 2.9%
VMware, Inc., Class A(1)	7,120	$701,890

		$701,890

Specialty Retail — 4.7%
Home Depot, Inc. (The)	5,681	$531,174
TJX Cos., Inc. (The)	10,333	615,950

		$1,147,124

Technology Hardware, Storage & Peripherals — 8.2%
Apple, Inc.	13,580	$1,391,950
EMC Corp.	20,491	605,099

		$1,997,049

Total Common Stocks (identified cost $18,098,837)		$23,959,709

Short-Term Investments — 1.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$334	$333,962

Total Short-Term Investments (identified cost $333,962)		$333,962

Total Investments — 100.1% (identified cost $18,432,799)		$24,293,671

Other Assets, Less Liabilities — (0.1)%		$(14,857)

Net Assets — 100.0%		$24,278,814

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2014.

6	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2014
Unaffiliated investments, at value (identified cost, $18,098,837)	$23,959,709
Affiliated investment, at value (identified cost, $333,962)	333,962
Dividends receivable	14,819
Interest receivable from affiliated investment	63
Receivable for Fund shares sold	19,523
Receivable from affiliate	7,899
Total assets	$24,335,975

Liabilities
Payable for Fund shares redeemed	$13,839
Payable to affiliates:
Investment adviser and administration fee	14,992
Distribution and service fees	459
Accrued expenses	27,871
Total liabilities	$57,161
Net Assets	$24,278,814

Sources of Net Assets
Paid-in capital	$17,403,592
Accumulated net realized gain	1,023,709
Accumulated distributions in excess of net investment income	(9,359)
Net unrealized appreciation	5,860,872
Total	$24,278,814

Class A Shares
Net Assets	$1,315,711
Shares Outstanding	86,483
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.21
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.14

Class C Shares
Net Assets	$219,031
Shares Outstanding	14,730
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.87

Class I Shares
Net Assets	$22,744,072
Shares Outstanding	1,486,740
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.30

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2014
Dividends (net of foreign taxes, $1,954)	$107,151
Interest allocated from affiliated investment	530
Expenses allocated from affiliated investment	(86)
Total investment income	$107,595

Expenses
Investment adviser and administration fee	$85,156
Distribution and service fees
Class A	1,567
Class C	1,004
Trustees’ fees and expenses	763
Custodian fee	13,700
Transfer and dividend disbursing agent fees	2,428
Legal and accounting services	15,549
Printing and postage	7,605
Registration fees	19,454
Miscellaneous	2,846
Total expenses	$150,072
Deduct —
Allocation of expenses to affiliate	$41,976
Total expense reductions	$41,976

Net expenses	$108,096

Net investment loss	$(501)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$751,465
Investment transactions allocated from affiliated investment	7
Foreign currency transactions	(92)
Net realized gain	$751,380
Change in unrealized appreciation (depreciation) —
Investments	$1,056,796
Net change in unrealized appreciation (depreciation)	$1,056,796

Net realized and unrealized gain	$1,808,176

Net increase in net assets from operations	$1,807,675

8	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
From operations —
Net investment income (loss)	$(501)	$22,586
Net realized gain from investment and foreign currency transactions	751,380	1,054,146
Net change in unrealized appreciation (depreciation) from investments	1,056,796	3,850,392
Net increase in net assets from operations	$1,807,675	$4,927,124
Distributions to shareholders —
From net investment income
Class I	$—	$(31,135)
From net realized gain
Class A	—	(25,191)
Class C	—	(3,604)
Class I	—	(438,192)
Total distributions to shareholders	$—	$(498,122)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$170,929	$477,370
Class C	15,394	232,167
Class I	1,505,171	5,183,206
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	24,887
Class C	—	3,358
Class I	—	49,471
Cost of shares redeemed
Class A	(191,510)	(101,949)
Class C	(114,733)	(41,861)
Class I	(1,060,382)	(1,757,725)
Net increase in net assets from Fund share transactions	$324,869	$4,068,924

Net increase in net assets	$2,132,544	$8,497,926

Net Assets
At beginning of period	$22,146,270	$13,648,344
At end of period	$24,278,814	$22,146,270

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(9,359)	$(8,858)

9	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Financial Highlights

	Class A
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,			Period Ended February 29, 2012(1)
			2014	2013
Net asset value — Beginning of period	$14.100		$10.890	$9.900		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.016)		$(0.014)	$0.008		$(0.019)
Net realized and unrealized gain (loss)	1.126		3.529	0.985		(0.081)

Total income (loss) from operations	$1.110		$3.515	$0.993		$(0.100)

Less Distributions
From net investment income	$—		$—	$(0.003)		$—
From net realized gain	—		(0.305)	—		—
Tax return of capital	—		—	(0.000	)(3)	—

Total distributions	$—		$(0.305)	$(0.003)		$—

Net asset value — End of period	$15.210		$14.100	$10.890		$9.900

Total Return(4)	7.87	%(5)	32.49%	10.03%		(1.00	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,316		$1,240	$602		$115
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.18	%(7)	1.25%	1.25%		1.25	%(7)
Net investment income (loss)	(0.23	)%(7)	(0.11)%	0.08%		(0.21	)%(7)
Portfolio Turnover	21	%(5)	66%	141%		118	%(5)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.37%, 0.47%, 1.15% and 0.47% of average daily net assets for the six months ended August 31, 2014, the years ended February 28, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Financial Highlights — continued

	Class C
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,		Period Ended February 29, 2012(1)
			2014	2013
Net asset value — Beginning of period	$13.840		$10.730	$9.820	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.069)		$(0.111)	$(0.074)	$(0.092)
Net realized and unrealized gain (loss)	1.099		3.467	0.984	(0.088)

Total income (loss) from operations	$1.030		$3.356	$0.910	$(0.180)

Less Distributions
From net realized gain	$—		$(0.246)	$—	$—

Total distributions	$—		$(0.246)	$—	$—

Net asset value — End of period	$14.870		$13.840	$10.730	$9.820

Total Return(3)	7.44	%(4)	31.45%	9.27%	(1.80	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$219		$304	$72	$26
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.93	%(6)	2.00%	2.00%	2.00	%(6)
Net investment loss	(0.98	)%(6)	(0.89)%	(0.73)%	(1.02	)%(6)
Portfolio Turnover	21	%(4)	66%	141%	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.37%, 0.47%, 1.15% and 0.47% of average daily net assets for the six months ended August 31, 2014, the years ended February 28, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,		Period Ended February 29, 2012(1)
			2014	2013
Net asset value — Beginning of period	$14.160		$10.930	$9.920	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.001		$0.019	$0.012	$0.002
Net realized and unrealized gain (loss)	1.139		3.538	1.019	(0.081)

Total income (loss) from operations	$1.140		$3.557	$1.031	$(0.079)

Less Distributions
From net investment income	$—		$(0.022)	$(0.019)	$(0.001)
From net realized gain	—		(0.305)	—	—
Tax return of capital	—		—	(0.002)	—

Total distributions	$—		$(0.327)	$(0.021)	$(0.001)

Net asset value — End of period	$15.300		$14.160	$10.930	$9.920

Total Return(3)	8.05	%(4)	32.77%	10.40%	(0.78	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$22,744		$20,603	$12,975	$25,715
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.93	%(6)	1.00%	1.00%	1.00	%(6)
Net investment income	0.02	%(6)	0.15%	0.12%	0.02	%(6)
Portfolio Turnover	21	%(4)	66%	141%	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.37%, 0.47%, 1.15% and 0.47% of average daily net assets for the six months ended August 31, 2014, the years ended February 28, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At February 28, 2014, the Fund had a net capital loss of $5,893 attributable to security transactions incurred after October 31, 2013 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending February 28, 2015.

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Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

Additionally, at February 28, 2014, the Fund had a late year ordinary loss of $8,858, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of August 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to August 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended August 31, 2014, the investment adviser and administration fee amounted to $85,156 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% (1.25%, 2.00% and 1.00% prior to July 1, 2014) of the Fund’s average daily net assets for Class A, Class C and Class I,

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Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

respectively, through June 30, 2015. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $41,976 of the Fund’s operating expenses for the six months ended August 31, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2014, EVM earned $221 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $681 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2014 amounted to $1,567 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2014, the Fund paid or accrued to EVD $753 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2014 amounted to $251 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2014, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,143,901 and $4,558,412, respectively, for the six months ended August 31, 2014.

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Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014

Sales	12,040	39,125
Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,900
Redemptions	(13,455)	(8,354)

Net increase (decrease)	(1,415)	32,671

Class C	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014

Sales	1,056	18,562
Issued to shareholders electing to receive payments of distributions in Fund shares	—	261
Redemptions	(8,271)	(3,589)

Net increase (decrease)	(7,215)	15,234

Class I	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014

Sales	105,705	397,524
Issued to shareholders electing to receive payments of distributions in Fund shares	—	3,762
Redemptions	(73,770)	(133,531)

Net increase	31,935	267,755

At August 31, 2014, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM, an Eaton Vance collective investment trust and an affiliate of EVM owned in the aggregate 81.2% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,436,544

Gross unrealized appreciation	$5,861,797
Gross unrealized depreciation	(4,670)

Net unrealized appreciation	$5,857,127

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Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$23,959,709	*	$—	$—	$23,959,709
Short-Term Investments	—		333,962	—	333,962

Total Investments	$23,959,709		$333,962	$—	$24,293,671

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2014 whose fair value was determined using Level 3 inputs. At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	1,530,080	0
Cynthia E. Frost	1,530,080	0
George J. Gorman	1,530,080	0
Valerie A. Mosley	1,530,080	0
Harriett Tee Taggart	1,530,080	0

(1)	Excludes fractional shares.

18

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

20

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

21

Eaton Vance

Focused Growth Opportunities Fund

August 31, 2014

Officers and Trustees

Officers of Eaton Vance Focused Growth Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Focused Growth Opportunities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

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Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7779 8.31.14

Eaton Vance

Focused Value Opportunities Fund

Semiannual Report

August 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2014

Eaton Vance

Focused Value Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Special Meeting of Shareholders	18

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Performance1,2

Portfolio Managers John D. Crowley and Edward J. Perkin, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	8.97%	25.89%	—	14.10%
Class A with 5.75% Maximum Sales Charge	—	—	2.73	18.64	—	12.18
Class C at NAV	03/07/2011	03/07/2011	8.60	24.98	—	13.22
Class C with 1% Maximum Sales Charge	—	—	7.60	23.98	—	13.22
Class I at NAV	03/07/2011	03/07/2011	9.18	26.26	—	14.38
Russell 1000 Value Index	—	—	9.67%	24.43%	16.61%	15.42%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
Gross				1.70%	2.45%	1.45%
Net				1.05	1.80	0.80

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Citigroup, Inc.	4.6%
Chevron Corp.	4.4
JPMorgan Chase & Co.	4.3
MetLife, Inc.	4.1
ACE, Ltd.	4.0
NextEra Energy, Inc.	4.0
Merck & Co., Inc.	4.0
Thermo Fisher Scientific, Inc.	3.7
Nestle SA ADR	3.6
Morgan Stanley	3.3
Total	40.0%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Endnotes and Additional Disclosures

[1]

Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 – August 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period* (3/1/14 – 8/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,089.70	$6.22	**	1.18%
Class C	$1,000.00	$1,086.00	$10.15	**	1.93%
Class I	$1,000.00	$1,091.80	$4.90	**	0.93%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$6.01	**	1.18%
Class C	$1,000.00	$1,015.50	$9.80	**	1.93%
Class I	$1,000.00	$1,020.50	$4.74	**	0.93%

Effective July 1, 2014, the contractual expense caps of the Fund changed. If these changes had been in place during the entire reporting period, the actual and hypothetical ending account values, expenses paid and annualized expense ratios would have been as follows:

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period* (3/1/14 – 8/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,089.70	$5.53	**	1.05%
Class C	$1,000.00	$1,086.00	$9.46	**	1.80%
Class I	$1,000.00	$1,091.80	$4.22	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$5.35	**	1.05%
Class C	$1,000.00	$1,016.10	$9.15	**	1.80%
Class I	$1,000.00	$1,021.20	$4.08	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2014.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 94.6%

Security	Shares	Value

Aerospace & Defense — 3.0%
Boeing Co. (The)	5,559	$704,881

		$704,881

Air Freight & Logistics — 3.0%
C.H. Robinson Worldwide, Inc.	10,383	$708,744

		$708,744

Banks — 12.0%
Citigroup, Inc.	21,090	$1,089,298
JPMorgan Chase & Co.	16,951	1,007,737
Regions Financial Corp.	72,279	733,632

		$2,830,667

Capital Markets — 6.3%
Blackstone Group LP (The)	20,981	$703,493
Morgan Stanley	22,967	787,998

		$1,491,491

Chemicals — 3.0%
LyondellBasell Industries NV, Class A	6,227	$712,057

		$712,057

Communications Equipment — 2.6%
QUALCOMM, Inc.	8,022	$610,474

		$610,474

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	10,712	$533,672

		$533,672

Electric Utilities — 4.0%
NextEra Energy, Inc.	9,661	$951,125

		$951,125

Electronic Equipment, Instruments & Components — 2.7%
Corning, Inc.	30,432	$634,812

		$634,812

Food & Staples Retailing — 3.2%
CVS Caremark Corp.	9,465	$751,994

		$751,994

Security	Shares	Value

Food Products — 3.6%
Nestle SA ADR	11,149	$864,828

		$864,828

Insurance — 8.1%
ACE, Ltd.	8,948	$951,441
MetLife, Inc.	17,489	957,348

		$1,908,789

Life Sciences Tools & Services — 3.7%
Thermo Fisher Scientific, Inc.	7,387	$887,991

		$887,991

Multi-Utilities — 3.1%
Sempra Energy	6,829	$723,669

		$723,669

Multiline Retail — 2.9%
Dollar General Corp.(1)	10,636	$680,598

		$680,598

Oil, Gas & Consumable Fuels — 13.8%
Anadarko Petroleum Corp.	6,411	$722,456
Chevron Corp.	8,043	1,041,167
Marathon Oil Corp.	8,709	363,078
Occidental Petroleum Corp.	7,003	726,421
Phillips 66	4,761	414,302

		$3,267,424

Pharmaceuticals — 9.4%
Eli Lilly & Co.	8,960	$569,498
Merck & Co., Inc.	15,695	943,426
Roche Holding AG PC	2,421	707,072

		$2,219,996

Specialty Retail — 3.2%
TJX Cos., Inc. (The)	12,820	$764,200

		$764,200

Technology Hardware, Storage & Peripherals — 2.7%
Apple, Inc.	6,335	$649,338

		$649,338

5	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Tobacco — 2.0%
Altria Group, Inc.	10,979	$472,975

		$472,975

Total Common Stocks (identified cost $18,197,596)		$22,369,725

Short-Term Investments — 2.5%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$594	$594,470

Total Short-Term Investments (identified cost $594,470)		$594,470

Total Investments — 97.1% (identified cost $18,792,066)		$22,964,195

Other Assets, Less Liabilities — 2.9%		$691,947

Net Assets — 100.0%		$23,656,142

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
PC	–	Participation Certificate

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2014.

6	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2014
Unaffiliated investments, at value (identified cost, $18,197,596)	$22,369,725
Affiliated investment, at value (identified cost, $594,470)	594,470
Dividends receivable	48,233
Interest receivable from affiliated investment	85
Receivable for investments sold	879,495
Receivable for Fund shares sold	4,668
Tax reclaims receivable	5,612
Receivable from affiliate	7,851
Total assets	$23,910,139

Liabilities
Payable for investments purchased	$196,618
Payable for Fund shares redeemed	13,357
Payable to affiliates:
Investment adviser and administration fee	14,656
Distribution and service fees	667
Accrued expenses	28,699
Total liabilities	$253,997
Net Assets	$23,656,142

Sources of Net Assets
Paid-in capital	$17,092,833
Accumulated net realized gain	2,203,944
Accumulated undistributed net investment income	187,329
Net unrealized appreciation	4,172,036
Total	$23,656,142

Class A Shares
Net Assets	$1,397,870
Shares Outstanding	92,802
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.06
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.98

Class C Shares
Net Assets	$444,512
Shares Outstanding	29,824
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.90

Class I Shares
Net Assets	$21,813,760
Shares Outstanding	1,444,974
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.10

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2014
Dividends (net of foreign taxes, $6,127)	$250,832
Interest allocated from affiliated investment	340
Expenses allocated from affiliated investment	(50)
Total investment income	$251,122

Expenses
Investment adviser and administration fee	$85,624
Distribution and service fees
Class A	2,510
Class C	1,737
Trustees’ fees and expenses	762
Custodian fee	14,345
Transfer and dividend disbursing agent fees	1,985
Legal and accounting services	15,608
Printing and postage	7,539
Registration fees	19,515
Miscellaneous	2,791
Total expenses	$152,416
Deduct —
Allocation of expenses to affiliate	$42,000
Total expense reductions	$42,000

Net expenses	$110,416

Net investment income	$140,706

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,046,873
Investment transactions allocated from affiliated investment	2
Foreign currency transactions	(8)
Net realized gain	$2,046,867
Change in unrealized appreciation (depreciation) —
Investments	$(177,096)
Foreign currency	(282)
Net change in unrealized appreciation (depreciation)	$(177,378)

Net realized and unrealized gain	$1,869,489

Net increase in net assets from operations	$2,010,195

8	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
From operations —
Net investment income	$140,706	$202,613
Net realized gain from investment and foreign currency transactions	2,046,867	723,565
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(177,378)	3,217,450
Net increase in net assets from operations	$2,010,195	$4,143,628
Distributions to shareholders —
From net investment income
Class A	$—	$(11,015)
Class C	—	(511)
Class I	—	(152,674)
From net realized gain
Class A	—	(34,758)
Class C	—	(3,972)
Class I	—	(374,578)
Total distributions to shareholders	$—	$(577,508)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$339,969	$787,755
Class C	131,700	304,523
Class I	1,460,459	5,249,025
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	45,421
Class C	—	4,149
Class I	—	40,381
Cost of shares redeemed
Class A	(929,827)	(651,129)
Class C	(87,404)	(478)
Class I	(1,223,799)	(1,717,106)
Net increase (decrease) in net assets from Fund share transactions	$(308,902)	$4,062,541

Net increase in net assets	$1,701,293	$7,628,661

Net Assets
At beginning of period	$21,954,849	$14,326,188
At end of period	$23,656,142	$21,954,849

Accumulated undistributed net investment income included in net assets
At end of period	$187,329	$46,623

9	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Financial Highlights

	Class A
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,		Period Ended February 29, 2012(1)
			2014	2013
Net asset value — Beginning of period	$13.820		$11.210	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.072		$0.114	$0.126	$0.071
Net realized and unrealized gain (loss)	1.168		2.849	1.285	(0.031)

Total income from operations	$1.240		$2.963	$1.411	$0.040

Less Distributions
From net investment income	$—		$(0.083)	$(0.141)	$(0.100)
From net realized gain	—		(0.270)	—	—

Total distributions	$—		$(0.353)	$(0.141)	$(0.100)

Net asset value — End of period	$15.060		$13.820	$11.210	$9.940

Total Return(3)	8.97	%(4)	26.59%	14.29%	0.50	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,398		$1,827	$1,310	$687
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.18	%(6)	1.25%	1.25%	1.25	%(6)
Net investment income	1.00	%(6)	0.89%	1.21%	0.76	%(6)
Portfolio Turnover	41	%(4)	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.37%, 0.45%, 1.06% and 0.45% of average daily net assets for the six months ended August 31, 2014, the years ended February 28, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Financial Highlights — continued

	Class C
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,		Period Ended February 29, 2012(1)
			2014	2013
Net asset value — Beginning of period	$13.720		$11.190	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.021		$0.025	$0.053	$0.024
Net realized and unrealized gain (loss)	1.159		2.813	1.284	(0.058)

Total income (loss) from operations	$1.180		$2.838	$1.337	$(0.034)

Less Distributions
From net investment income	$—		$(0.038)	$(0.087)	$(0.026)
From net realized gain	—		(0.270)	—	—

Total distributions	$—		$(0.308)	$(0.087)	$(0.026)

Net asset value — End of period	$14.900		$13.720	$11.190	$9.940

Total Return(3)	8.60	%(4)	25.49%	13.50%	(0.32	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$445		$372	$36	$22
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.93	%(6)	2.00%	2.00%	2.00	%(6)
Net investment income	0.30	%(6)	0.19%	0.51%	0.26	%(6)
Portfolio Turnover	41	%(4)	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.37%, 0.45%, 1.06% and 0.45% of average daily net assets for the six months ended August 31, 2014, the years ended February 28, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28,		Period Ended February 29, 2012(1)
			2014	2013
Net asset value — Beginning of period	$13.830		$11.220	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.092		$0.149	$0.150	$0.119
Net realized and unrealized gain (loss)	1.178		2.844	1.294	(0.066)

Total income from operations	$1.270		$2.993	$1.444	$0.053

Less Distributions
From net investment income	$—		$(0.113)	$(0.164)	$(0.113)
From net realized gain	—		(0.270)	—	—

Total distributions	$—		$(0.383)	$(0.164)	$(0.113)

Net asset value — End of period	$15.100		$13.830	$11.220	$9.940

Total Return(3)	9.18	%(4)	26.85%	14.63%	0.64	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,814		$19,756	$12,980	$25,822
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.93	%(6)	1.00%	1.00%	1.00	%(6)
Net investment income	1.27	%(6)	1.17%	1.45%	1.28	%(6)
Portfolio Turnover	41	%(4)	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.37%, 0.45%, 1.06% and 0.45% of average daily net assets for the six months ended August 31, 2014, the years ended February 28, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of August 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

13

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to August 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended August 31, 2014, the investment adviser and administration fee amounted to $85,624 or 0.75% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% (1.25%, 2.00% and 1.00% prior to July 1, 2014) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2015. Thereafter the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $42,000 of the Fund’s operating expenses for the six months ended August 31, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2014, EVM earned $159 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $34 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2014. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

14

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2014 amounted to $2,510 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended August 31, 2014, the Fund paid or accrued to EVD $1,305 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended August 31, 2014 amounted to $432 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2014, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $9,017,262 and $9,791,716, respectively, for the six months ended August 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014

Sales	24,540	62,664
Issued to shareholders electing to receive payments of distributions in Fund shares	—	3,449
Redemptions	(63,974)	(50,695)

Net increase (decrease)	(39,434)	15,418

15

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014

Sales	8,905	23,555
Issued to shareholders electing to receive payments of distributions in Fund shares	—	316
Redemptions	(6,171)	(36)

Net increase	2,734	23,835

Class I	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014

Sales	101,288	402,151
Issued to shareholders electing to receive payments of distributions in Fund shares	—	3,063
Redemptions	(84,634)	(133,871)

Net increase	16,654	271,343

At August 31, 2014, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM, an Eaton Vance collective investment trust and an affiliate of EVM owned in the aggregate 81.1% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$18,784,686

Gross unrealized appreciation	$4,263,539
Gross unrealized depreciation	(84,030)

Net unrealized appreciation	$4,179,509

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2014.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

16

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$1,444,798	$—		$—	$1,444,798
Consumer Staples	2,089,797	—		—	2,089,797
Energy	3,267,424	—		—	3,267,424
Financials	6,230,947	—		—	6,230,947
Health Care	2,400,915	707,072		—	3,107,987
Industrials	1,413,625	—		—	1,413,625
Information Technology	1,894,624	—		—	1,894,624
Materials	712,057	—		—	712,057
Telecommunication Services	533,672	—		—	533,672
Utilities	1,674,794	—		—	1,674,794

Total Common Stocks	$21,662,653	$707,072	*	$—	$22,369,725

Short-Term Investments	$—	$594,470		$—	$594,470

Total Investments	$21,662,653	$1,301,542		$—	$22,964,195

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2014 whose fair value was determined using Level 3 inputs. At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld

Scott E. Eston	1,475,769	0
Cynthia E. Frost	1,475,769	0
George J. Gorman	1,475,769	0
Valerie A. Mosley	1,475,769	0
Harriett Tee Taggart	1,475,769	0

(1)	Excludes fractional shares.

18

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Focused Value Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

20

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

21

Eaton Vance

Focused Value Opportunities Fund

August 31, 2014

Officers and Trustees

Officers of Eaton Vance Focused Value Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Focused Value Opportunities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7780    8.31.14

Eaton Vance

Global Natural Resources Fund

Semiannual Report

August 31, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report August 31, 2014

Eaton Vance

Global Natural Resources Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Special Meeting of Shareholders	18

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Performance1,2

Portfolio Manager Stephen Bonnyman, CFA, of AGF Investments America Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	04/30/2012	04/30/2012	12.55%	25.98%	—	5.64%
Class A with 5.75% Maximum Sales Charge	—	—	6.10	18.72	—	2.99
Class I at NAV	04/30/2012	04/30/2012	12.61	26.24	—	5.94
S&P North American Natural Resources Sector Index	—	—	13.86%	23.84%	12.64%	13.08%
MSCI World Index	—	—	5.61	21.10	12.34	16.21

% Total Annual Operating Expense Ratios[3]					Class A	Class I
Gross					3.15%	2.90%
Net					1.40	1.15

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Fund Profile

Country Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

Tourmaline Oil Corp.	3.4%
Suncor Energy, Inc.	3.3
Cimarex Energy Co.	3.2
EOG Resources, Inc.	3.1
LyondellBasell Industries NV, Class A	2.8
Husky Energy, Inc.	2.7
Crescent Point Energy Corp.	2.6
Devon Energy Corp.	2.6
Trinidad Drilling, Ltd.	2.4
Superior Energy Services, Inc.	2.4
Total	28.5%

Market Capitalization (% of common stocks)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Endnotes and Additional Disclosures

[1]

S&P North American Natural Resources Sector Index measures the performance of U.S. traded natural resource related stocks. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indices are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Excludes cash and cash equivalents.

Fund	profile subject to change due to active management.

4

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 – August 31, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (3/1/14)	Ending Account Value (8/31/14)	Expenses Paid During Period* (3/1/14 – 8/31/14)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,125.50	$7.50	**	1.40%
Class I	$1,000.00	$1,126.10	$6.16	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.10	$7.12	**	1.40%
Class I	$1,000.00	$1,019.40	$5.85	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2014.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

5

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 90.8%

Security	Shares	Value

Energy — 71.4%

Energy Equipment & Services — 10.8%
Calfrac Well Services, Ltd.	8,800	$165,997
Halliburton Co.	1,466	99,116
Schlumberger, Ltd.	1,000	109,640
Superior Energy Services, Inc.	6,100	218,624
Trican Well Service, Ltd.	11,600	167,604
Trinidad Drilling, Ltd.	23,991	220,647

		$981,628

Oil, Gas & Consumable Fuels — 60.6%
Anadarko Petroleum Corp.	1,500	$169,035
ARC Resources, Ltd.	7,400	213,908
Bonavista Energy Corp.	14,400	196,273
Cameco Corp.	3,500	68,436
Canadian Natural Resources, Ltd.	4,400	191,774
Chevron Corp.	500	64,725
Cimarex Energy Co.	2,000	290,320
Continental Resources, Inc.(1)	700	112,903
Crescent Point Energy Corp.	5,700	235,906
Crew Energy, Inc.(1)	16,961	173,931
Devon Energy Corp.	3,100	233,802
Enbridge, Inc.	2,200	109,727
Encana Corp.	3,117	71,869
ENI SpA	4,700	117,364
EOG Resources, Inc.	2,600	285,688
Exxon Mobil Corp.	2,100	208,866
Hess Corp.	1,300	131,430
Husky Energy, Inc.	8,000	243,539
Imperial Oil, Ltd.	2,100	111,750
Kelt Exploration, Ltd.(1)	8,400	105,531
Kodiak Oil & Gas Corp.(1)	8,500	138,295
Noble Energy, Inc.	1,300	93,782
NuVista Energy, Ltd.(1)	10,700	114,646
Oasis Petroleum, Inc.(1)	2,000	98,380
Occidental Petroleum Corp.	1,000	103,730
Oryx Petroleum Corp., Ltd.(1)	9,452	94,059
Painted Pony Petroleum, Ltd.(1)	13,712	183,491
Peabody Energy Corp.	1,500	23,820
Peyto Exploration & Development Corp.	3,100	109,853
Royal Dutch Shell PLC, Class A ADR	1,400	113,358
Storm Resources, Ltd.(1)	19,700	104,361
Suncor Energy, Inc.	7,400	303,745
Tourmaline Oil Corp.(1)	6,100	308,955

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	4,000	$216,560
Whitecap Resources, Inc.	2,500	42,330
Whiting Petroleum Corp.(1)	1,600	148,256

		$5,534,398

		$6,516,026

Materials — 19.4%

Chemicals — 6.4%
Ecolab, Inc.	1,100	$126,302
LyondellBasell Industries NV, Class A	2,200	251,570
Monsanto Co.	1,800	208,170

		$586,042

Metals & Mining — 9.8%
Agnico-Eagle Mines, Ltd.	1,300	$49,714
BHP Billiton PLC	5,300	167,063
Capstone Mining Corp.(1)	40,900	101,940
First Quantum Minerals, Ltd.	1,836	41,218
Freeport-McMoRan, Inc.	2,200	80,014
Goldcorp, Inc.	3,000	84,236
Iluka Resources, Ltd.	3,100	25,789
Lundin Mining Corp.(1)	9,000	48,174
Randgold Resources, Ltd. ADR	500	42,075
Rio Tinto PLC	1,000	53,470
Royal Gold, Inc.	1,100	85,525
Teck Resources, Ltd., Class B	5,200	118,080

		$897,298

Paper & Forest Products — 3.2%
Canfor Corp.(1)	6,000	$139,171
West Fraser Timber Co., Ltd.	2,900	146,827

		$285,998

		$1,769,338

Total Common Stocks (identified cost $7,129,656)		$8,285,364

6	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 9.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(2)	$843	$842,949

Total Short-Term Investments (identified cost $842,949)		$842,949

Total Investments — 100.0% (identified cost $7,972,605)		$9,128,313

Other Assets, Less Liabilities — 0.0%(3)		$1,027

Net Assets — 100.0%		$9,129,340

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.
(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2014.

(3)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	47.6%	$4,341,502
Canada	46.7	4,267,692
United Kingdom	4.1	375,966
Italy	1.3	117,364
Australia	0.3	25,789

Total Investments	100.0%	$9,128,313

7	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	August 31, 2014
Unaffiliated investments, at value (identified cost, $7,129,656)	$8,285,364
Affiliated investment, at value (identified cost, $842,949)	842,949
Cash	55
Foreign currency, at value (identified cost, $115,444)	116,474
Dividends receivable	11,792
Interest receivable from affiliated investment	85
Receivable for Fund shares sold	9,290
Tax reclaims receivable	285
Receivable from affiliate	5,907
Total assets	$9,272,201

Liabilities
Payable for Fund shares redeemed	$122,879
Payable to affiliates:
Investment adviser and administration fee	6,128
Distribution and service fees	530
Accrued expenses	13,324
Total liabilities	$142,861
Net Assets	$9,129,340

Sources of Net Assets
Paid-in capital	$8,253,447
Accumulated net realized loss	(281,426)
Accumulated undistributed net investment income	570
Net unrealized appreciation	1,156,749
Total	$9,129,340

Class A Shares
Net Assets	$2,879,250
Shares Outstanding	254,799
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.30
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$11.99

Class I Shares
Net Assets	$6,250,090
Shares Outstanding	551,162
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$11.34

On sales of $50,000 or more, the offering price of Class A shares is reduced.

8	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended August 31, 2014
Dividends (net of foreign taxes, $4,803)	$51,524
Interest allocated from affiliated investment	422
Expenses allocated from affiliated investment	(64)
Total investment income	$51,882

Expenses
Investment adviser and administration fee	$30,537
Distribution and service fees
Class A	1,648
Trustees’ fees and expenses	428
Custodian fee	12,983
Transfer and dividend disbursing agent fees	953
Legal and accounting services	14,813
Printing and postage	7,461
Registration fees	16,690
Miscellaneous	1,977
Total expenses	$87,490
Deduct —
Allocation of expenses to affiliate	$44,439
Total expense reductions	$44,439

Net expenses	$43,051

Net investment income	$8,831

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$86,467
Investment transactions allocated from affiliated investment	3
Foreign currency transactions	(5,897)
Net realized gain	$80,573
Change in unrealized appreciation (depreciation) —
Investments	$697,278
Foreign currency	1,635
Net change in unrealized appreciation (depreciation)	$698,913

Net realized and unrealized gain	$779,486

Net increase in net assets from operations	$788,317

9	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014
From operations —
Net investment income	$8,831	$26,672
Net realized gain (loss) from investment and foreign currency transactions	80,573	(238,451)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	698,913	696,411
Net increase in net assets from operations	$788,317	$484,632
Distributions to shareholders —
From net investment income
Class A	$—	$(870)
Class I	—	(20,066)
Total distributions to shareholders	$—	$(20,936)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$2,468,684	$378,857
Class I	491,478	181,188
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	848
Class I	—	755
Cost of shares redeemed
Class A	(131,286)	(56,817)
Class I	(148,999)	(38,255)
Net increase in net assets from Fund share transactions	$2,679,877	$466,576

Net increase in net assets	$3,468,194	$930,272

Net Assets
At beginning of period	$5,661,146	$4,730,874
At end of period	$9,129,340	$5,661,146

Accumulated undistributed net investment income (loss) included in net assets
At end of period	$570	$(8,261)

10	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Financial Highlights

	Class A
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014	Period Ended February 28, 2013(1)
Net asset value — Beginning of period	$10.040		$9.220	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.002		$0.018	$(0.001)
Net realized and unrealized gain (loss)	1.258		0.824	(0.744)

Total income (loss) from operations	$1.260		$0.842	$(0.745)

Less Distributions
From net investment income	$—		$(0.022)	$(0.035)

Total distributions	$—		$(0.022)	$(0.035)

Net asset value — End of period	$11.300		$10.040	$9.220

Total Return(3)	12.55	%(4)	9.14%	(7.46	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,879		$433	$81
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.40	%(6)	1.40%	1.40	%(6)
Net investment income (loss)	0.04	%(6)	0.19%	(0.02	)%(6)
Portfolio Turnover	16	%(4)	62%	31	%(4)

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.23%, 1.75% and 2.49% of average daily net assets for the six months ended August 31, 2014, the year ended February 28, 2014 and the period from the start of business, April 30, 2012, to February 28, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Financial Highlights — continued

	Class I
	Six Months Ended August 31, 2014 (Unaudited)		Year Ended February 28, 2014	Period Ended February 28, 2013(1)
Net asset value — Beginning of period	$10.070		$9.230	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.016		$0.051	$0.021
Net realized and unrealized gain (loss)	1.254		0.828	(0.742)

Total income (loss) from operations	$1.270		$0.879	$(0.721)

Less Distributions
From net investment income	$—		$(0.039)	$(0.049)

Total distributions	$—		$(0.039)	$(0.049)

Net asset value — End of period	$11.340		$10.070	$9.230

Total Return(3)	12.61	%(4)	9.55%	(7.23	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,250		$5,228	$4,650
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15	%(6)	1.15%	1.15	%(6)
Net investment income	0.29	%(6)	0.55%	0.27	%(6)
Portfolio Turnover	16	%(4)	62%	31	%(4)

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.23%, 1.75% and 2.49% of average daily net assets for the six months ended August 31, 2014, the year ended February 28, 2014 and the period from the start of business, April 30, 2012, to February 28, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Natural Resources Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At February 28, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $362,308 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital

13

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at February 28, 2014, $209,167 are short-term and $153,141 are long-term.

Additionally, at February 28, 2014, the Fund had a late year ordinary loss of $8,320, which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

As of August 31, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Interim Financial Statements — The interim financial statements relating to August 31, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended August 31, 2014, the investment adviser and administration fee amounted to $30,537 or 0.85% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to AGF Investments America Inc. (AGFA), a wholly-owned subsidiary of AGF Management Limited. EVM pays AGFA a portion of

14

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through June 30, 2015. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $44,439 of the Fund’s operating expenses for the six months ended August 31, 2014.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended August 31, 2014, EVM earned $93 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $185 as its portion of the sales charge on sales of Class A shares for the six months ended August 31, 2014. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended August 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended August 31, 2014 amounted to $1,648 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended August 31, 2014, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,206,179 and $1,053,393, respectively, for the six months ended August 31, 2014.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014

Sales	223,520	40,383
Issued to shareholders electing to receive payments of distributions in Fund shares	—	90
Redemptions	(11,858)	(6,076)

Net increase	211,662	34,397

15

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended August 31, 2014 (Unaudited)	Year Ended February 28, 2014

Sales	45,058	19,537
Issued to shareholders electing to receive payments of distributions in Fund shares	—	80
Redemptions	(13,210)	(4,204)

Net increase	31,848	15,413

At August 31, 2014, an affiliate of EVM owned 62.0% of the value of the outstanding shares of the Fund.

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,972,296

Gross unrealized appreciation	$1,325,333
Gross unrealized depreciation	(169,316)

Net unrealized appreciation	$1,156,017

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended August 31, 2014.

10  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

11  Concentration of Risk

Because the Fund concentrates its investments in the natural resources sector, the value of Fund shares may be affected by events that adversely affect that sector and may fluctuate more than that of a less concentrated fund. Investment risks associated with investing in global natural resources securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resources companies in complying with environmental and safety regulation, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.

16

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Notes to Financial Statements (Unaudited) — continued

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Energy	$6,398,662	$117,364		$—	$6,516,026
Materials	1,523,016	246,322		—	1,769,338

Total Common Stocks	$7,921,678	$363,686	*	$—	$8,285,364

Short-Term Investments	$—	$842,949		$—	$842,949

Total Investments	$7,921,678	$1,206,635		$—	$9,128,313

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2014 whose fair value was determined using Level 3 inputs. At August 31, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Special Meeting of Shareholders (Unaudited)

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

Nominee for Trustee	Number of Shares(1)
	For	Withheld
Scott E. Eston	523,719	1,394
Cynthia E. Frost	523,719	1,394
George J. Gorman	523,719	1,394
Valerie A. Mosley	523,719	1,394
Harriett Tee Taggart	523,719	1,394

(1)	Excludes fractional shares.

18

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

19

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement of Eaton Vance Global Natural Resources Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with AGF Investments America Inc. (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. With respect to the Sub-adviser, the Board considered the abilities and experience of such personnel in investing in the natural resources sector, including securities in developed and emerging markets. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser, the Sub-adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

20

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-year period ended September 30, 2013 for the Fund. In light of the Fund’s relatively brief operating history, the Board concluded that additional time is required to evaluate Fund performance.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board noted that the Adviser had waived fees and/or paid expenses for the Fund. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable. The Board also concluded that, in light of its role as a sub-adviser not affiliated with the Adviser, the Sub-adviser’s expected profitability in managing the Fund was not a material factor.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from economies of scale in the future.

21

Eaton Vance

Global Natural Resources Fund

August 31, 2014

Officers and Trustees

Officers of Eaton Vance Global Natural Resources Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Natural Resources Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

23

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

AGF Investments America Inc.

53 State Street

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7788 8.31.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 9, 2014

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	October 9, 2014